STATEMENT OF STOCKHOLDERS' DEFICIT (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 item $ / shares	Dec. 31, 2014 item $ / shares	Dec. 31, 2013 $ / shares
Issuance Of Common Stock To Debtors Compensation One			$ 11.25
Shares issued under PPM to five investors			5.25
Issuance Of Common Stock To Debtors Compensation Two			11.25
Shares issued to an institutional investor at per share			5.25
Stock Issued to Consultant as compensation one			5.03
Common stock issued to former consultant exercising option, Par value			0.75
Common stock issued to former CEO exercising option, par value			0.01
Shares issued upon conversion of four notes payable, par value			11.25
Shares issued for interest to the four notes payable, par value			11.25
Shares Issued For Cashless Exercise Of Warrants Par Value One		$ 15.00	9.00
Shares Issued For Cashless Exercise Of Warrants Par Value Two		12.75	12.00
Shares Issued For Cashless Exercise Of Warrants Par Value Three		0.75	11.25
Shares Issued For Cashless Exercise Of Warrants Par Value Four		7.50	15.00
Shares Issued To Twenty Four Warrant Holders Exercised At Reduced Par Value			7.50
Shares Issued To Four PPM Investors Converting Notes Par Value			9.00
Shares Issued To Ten PPM Investors Converting Notes Par Value			13.50
Shares Issued To Consultant As Compensation Par Value			28.50
Shares Issued For Two Note Conversions Par Value			1.05
Shares Issued For Exercise Of Warrants Par Value		13.50	11.25
Shares Issued To Investor For Cashless Exercise Of Warrants Par Value			12.75
Shares Issued To One Investor For Cashless Exercise Of Warrants Par Value One			9.00
Shares Issued To Former Board Directors As Compensation Par Value			24.38
Shares Issued For Cashless Exercise Of Warrants Par Value Five		5.63	7.50
Shares Issued For Interest On Conversion Of Two Note Conversions Par Value			13.50
Shares Issued For Cashless Exercise Of Warrants Par Value Six		12.75	5.63
Shares Issued In Settlement With Former Noteholder Par Value			20.25
Shares Issued To Option Holder Par Value One		1.25	4.88
Shares Issued For Cashless Exercise Of Warrants Par Value Seven		13.50	9.75
Shares Issued To One Warrant Holder Exercised At Reduced Par Value			9.38
Shares Issued For Cashless Exercise Of Warrants Par Value Eight		9.75	5.63
Shares Issued To Option Holder Par Value Two		5.25	$ 5.25
Par Value Of Common Stock Issued For Investor Relations Compensation One		20.63
Shares Issued To Sixteen Shareholders Of Series A Convertible Preferred Stock Dividends Payable In Common Shares Par Value		19.50
Shares Issued For Cashless And Cash Exercise Of Warrants Par Value		11.25
Par Value Of Common Stock Issued For Investor Relations Compensation Two		18.75
Stock Issued To Investor Relations Consultants Exercise Price Two		18.75
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value One		19.50
Shares Issued For Cash Exercise Of Warrants Par Value		5.63
Shares Issued To Option Holder Par Value Three		5.25
Shares Issued For Note Conversion Par Value One		6.68
Shares Issued For Note Conversion Par Value Two		6.68
Shares Issued For Note Conversion Par Value Three		5.85
Shares Issued For Note Conversion Par Value Four		5.03
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value Two		19.50
Shares Issued For Note Conversion Par Value Five		5.14
Shares Issued For Note Conversion Par Value Six		5.00
Shares Issued For Note Conversion Par Value Seven		5.26
Shares Issued For Note Conversion Par Value Eight		5.26
Shares Issued For Note Conversion Par Value Nine		5.95
Shares Issued For Note Conversion Par Value Ten		5.05
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value Three		19.50
Note convertible at $6.68 per share [Member]
Shares issued for a note conversion, conversion price		6.68
Note convertible at $6.68 per share [Member]
Shares issued for a note conversion, conversion price		6.68
Note convertible at $5.85 per share [Member]
Shares issued for a note conversion, conversion price		5.85
Note convertible at $5.03 per share [Member]
Shares issued for a note conversion, conversion price		5.03
Note convertible at $5.14 per share [Member]
Shares issued for a note conversion, conversion price		5.14
Note convertible at $5.00 per share [Member]
Shares issued for a note conversion, conversion price		5.00
Note convertible at $5.26 per share [Member]
Shares issued for a note conversion, conversion price		5.26
Note convertible at $5.26 per share [Member]
Shares issued for a note conversion, conversion price		5.26
Note convertible at $5.95 per share [Member]
Shares issued for a note conversion, conversion price		5.95
Note convertible at $5.05 per share [Member]
Shares issued for a note conversion, conversion price		5.05
Note convertible at $2.90 per share [Member]
Shares issued for a note conversion, conversion price	$ 2.90
Note convertible at $2.96 per share [Member]
Shares issued for a note conversion, conversion price	2.96
Note convertible at $2.91 per share [Member]
Shares issued for a note conversion, conversion price	2.91
Note convertible at $2.77 per share [Member]
Shares issued for a note conversion, conversion price	2.77
Note convertible at $2.25 per share [Member]
Shares issued for a note conversion, conversion price	2.25
Note convertible at $2.00 per share [Member]
Shares issued for a note conversion, conversion price	2.00
Note convertible at $2.27283 per share [Member]
Shares issued for a note conversion, conversion price	2.27283
Note convertible at $2.0179 per share [Member]
Shares issued for a note conversion, conversion price	2.0179
Note convertible at $2.00 per share [Member]
Shares issued for a note conversion, conversion price	2.00
Note convertible at $1.92417 per share [Member]
Shares issued for a note conversion, conversion price	1.92417
Note convertible at $1.8578 per share [Member]
Shares issued for a note conversion, conversion price	1.8578
Shares issued at $20.63 per share [Member]
Share issue price per share		20.63
Shares issued at $18.75 per share [Member]
Share issue price per share		18.75
Shares issued at $19.50 per share [Member]
Share issue price per share		$ 19.50
Number of shareholders to whom shares issued | item		16
Shares issued at $11.25 per share [Member]
Share issue price per share		$ 11.25
Shares issued at $18.75 per share [Member]
Share issue price per share		18.75
Shares issued at $19.50 per share [Member]
Share issue price per share		$ 19.50
Number of shareholders to whom shares issued | item		16
Shares issued at $19.50 per share [Member]
Share issue price per share		$ 19.50
Number of shareholders to whom shares issued | item		16
Shares issued at $19.50 per share [Member]
Share issue price per share		$ 19.50
Number of shareholders to whom shares issued | item		16
Shares issued at $9.75 per share [Member]
Share issue price per share	$ 9.75
Number of shareholders to whom shares issued | item	16
Shares issued at $9.75 per share [Member]
Share issue price per share	$ 9.75
Number of shareholders to whom shares issued | item	16
Shares issued at $9.75 per share [Member]
Share issue price per share	$ 9.75
Number of shareholders to whom shares issued | item	16
Option exercisable at $1.25 per share [Member]
Shares issued for option exercise, exercise price		$ 1.25
Option exercisable at $5.25 per share [Member]
Shares issued for option exercise, exercise price		5.25
Option exercisable at $5.25 per share [Member]
Shares issued for option exercise, exercise price		5.25
Warrant exercisable at $15.00 per share [Member]
Shares issued for warrant exercise, exercise price		15.00
Warrant exercisable at $12.75 per share [Member]
Shares issued for warrant exercise, exercise price		12.75
Warrant exercisable at $.75 per share [Member]
Shares issued for warrant exercise, exercise price		0.75
Warrant exercisable at $13.50 per share [Member]
Shares issued for warrant exercise, exercise price		13.50
Warrant exercisable at $7.50 per share [Member]
Shares issued for warrant exercise, exercise price		7.50
Warrant exercisable at $5.63 per share [Member]
Shares issued for warrant exercise, exercise price		5.63
Warrant exercisable at $12.75 per share [Member]
Shares issued for warrant exercise, exercise price		12.75
Warrant exercisable at $11.25 per share [Member]
Shares issued for warrant exercise, exercise price		11.25
Warrant exercisable at $13.50 per share [Member]
Shares issued for warrant exercise, exercise price		13.50
Warrant exercisable at $9.75 per share [Member]
Shares issued for warrant exercise, exercise price		9.75
Warrant exercisable at $5.63 per share [Member]
Shares issued for warrant exercise, exercise price		$ 5.63